6. Fixed Assets (Details Narrative) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expense	€ 83,395	€ 132,418	€ 269,672	€ 254,608
Depreciation allocated to cost of sales			€ 8,629	€ 14,383